SHAREHOLDERS' EQUITY - Conversion of convertible loans (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands														6 Months Ended
	Apr. 27, 2022 CNY (¥) shares	Apr. 27, 2022 USD ($) $ / shares shares	Mar. 16, 2022 CNY (¥) shares	Mar. 16, 2022 USD ($) $ / shares shares	Mar. 15, 2022 USD ($)	Dec. 10, 2021 CNY (¥) shares	Dec. 10, 2021 USD ($) $ / shares shares	Jul. 21, 2021 CNY (¥)	Jul. 21, 2021 USD ($)	Jun. 21, 2021 shares	Feb. 17, 2021 shares	Jul. 30, 2020 CNY (¥)	Jul. 30, 2020 USD ($) $ / shares	Jun. 30, 2022 CNY (¥) shares	Feb. 05, 2022 $ / shares	Feb. 05, 2021 $ / shares
Conversion of convertible loans
Conversion price per share															$ 0.10
Principal balance of debt converted | ¥														¥ 5,502
Convertible loan ("CL")
Conversion of convertible loans
Debt conversion amount								¥ 12,745	$ 2,000
Convertible loan ("CL") | Minimum
Conversion of convertible loans
Conversion price per share																$ 3.52
Convertible loan ("CL") | Maximum
Conversion of convertible loans
Conversion price per share																$ 3.55
Convertible debentures
Conversion of convertible loans
Principal balance of debt converted | $					$ 3,014
Class A ordinary shares
Conversion of convertible loans
Number of shares issued upon conversion of loan | shares			4,842,197	4,842,197		114,234	114,234			563,800				3,232,397
Debt conversion amount			¥ 22,237	$ 3,509		¥ 1,651	$ 256
Class A ordinary shares | Minimum
Conversion of convertible loans
Conversion price per share				$ 0.34			$ 1.09
Class A ordinary shares | Maximum
Conversion of convertible loans
Conversion price per share				$ 1.00			$ 2.16
Class A ordinary shares | Ascent convertible note
Conversion of convertible loans
Number of shares issued upon conversion of loan | shares	3,232,397	3,232,397
Debt conversion amount	¥ 4,479	$ 703
Class A ordinary shares | Ascent convertible note | Minimum
Conversion of convertible loans
Conversion price per share		$ 0.16
Class A ordinary shares | Ascent convertible note | Maximum
Conversion of convertible loans
Conversion price per share		$ 0.33
EMC | Convertible loan ("CL")
Conversion of convertible loans
Conversion price per share													$ 5.12
Debt conversion amount												¥ 1,689	$ 265
EMC | Class A ordinary shares
Conversion of convertible loans
Number of shares issued upon conversion of loan | shares											54,642